Schedule of Investments(a)
January 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.27%(b)
Apparel Retail–1.48%
Pou Sheng International (Holdings) Ltd. (Hong Kong)	11,922,000	$1,429,170
Apparel, Accessories & Luxury Goods–4.37%
Shenzhou International Group Holdings Ltd.	336,700	4,218,657
Automobile Manufacturers–3.21%
Great Wall Motor Co. Ltd., H Shares	1,998,500	2,832,997
Jiangling Motors Corp. Ltd., B Shares	311,100	266,661
		3,099,658
Biotechnology–2.53%
Innovent Biologics, Inc.(c)(d)	447,500	2,443,903
Construction Materials–1.02%
Asia Cement China Holdings Corp.	2,090,500	983,756
Diversified Banks–11.07%
Bank of China Ltd., H Shares	5,529,000	2,112,715
China Construction Bank Corp., H Shares	3,733,000	2,424,801
China Merchants Bank Co. Ltd., A Shares	564,132	3,456,961
China Merchants Bank Co. Ltd., H Shares	175,000	1,135,995
Industrial & Commercial Bank of China Ltd., H Shares	2,925,000	1,566,686
		10,697,158
Electronic Components–3.34%
Sunny Optical Technology Group Co. Ltd.	237,900	3,225,049
Electronic Manufacturing Services–0.47%
FIH Mobile Ltd.(d)	4,268,000	454,409
Footwear–1.54%
Stella International Holdings Ltd.	1,472,000	1,484,104
Gas Utilities–2.00%
Towngas Smart Energy Co. Ltd.(d)	3,715,564	1,935,135
Gold–3.75%
Zijin Mining Group Co. Ltd., H Shares	2,190,000	3,621,582
Health Care Equipment–2.52%
MicroPort CardioFlow Medtech Corp.(c)(d)	4,645	1,923
MicroPort NeuroTech Ltd.(d)	286	591
MicroPort Scientific Corp.(d)	772,400	2,434,921
Shanghai MicroPort MedBot Group Co. Ltd.(d)	352	1,385
		2,438,820
Health Care Supplies–0.86%
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	501,200	830,938
Shares		Value
Home Furnishings–2.93%
Suofeiya Home Collection Co Ltd., A Shares	909,600	$2,827,727
Hotels, Resorts & Cruise Lines–0.83%
Shanghai Jinjiang International Hotels Co. Ltd., B Shares	381,578	797,141
Household Appliances–2.89%
Beijing Roborock Technology Co. Ltd., A Shares	61,694	2,796,812
Household Products–3.07%
Vinda International Holdings Ltd. (Hong Kong)	1,074,000	2,965,347
Hypermarkets & Super Centers–2.16%
Sun Art Retail Group Ltd.	5,139,500	2,084,110
Interactive Home Entertainment–2.67%
NetEase, Inc., ADR(e)	29,145	2,582,538
Interactive Media & Services–10.78%
Tencent Holdings Ltd.	184,200	8,977,993
Weibo Corp., ADR(d)	63,358	1,441,394
		10,419,387
Internet & Direct Marketing Retail–17.35%
Alibaba Group Holding Ltd.(d)	559,000	7,724,415
Alibaba Group Holding Ltd., ADR(d)	8,977	989,266
JD.com, Inc., A Shares	121,900	3,626,471
Meituan, B Shares(c)(d)	198,520	4,422,767
		16,762,919
Packaged Foods & Meats–6.38%
Tingyi Cayman Islands Holding Corp.	1,870,000	3,105,046
Uni-President China Holdings Ltd.	3,176,000	3,056,214
		6,161,260
Pharmaceuticals–2.30%
China Animal Healthcare Ltd.(f)	349,000	0
Jiangsu Hengrui Pharmaceuticals Co. Ltd., A Shares	312,360	1,956,033
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., H Shares	615,000	263,529
		2,219,562
Restaurants–3.28%
Ajisen (China) Holdings Ltd. (Hong Kong)	3,929,000	465,984
Gourmet Master Co. Ltd. (Taiwan)	537,000	2,706,856
		3,172,840
Steel–3.47%
Baoshan Iron & Steel Co. Ltd., A Shares	3,667,681	3,355,125
Total Common Stocks & Other Equity Interests (Cost $91,057,949)		93,007,107

Money Market Funds–3.28%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(g)(h)	1,110,008	1,110,008
Invesco Liquid Assets Portfolio, Institutional Class, 4.48%(g)(h)	792,614	792,851

See accompanying notes which are an integral part of this schedule.
Invesco Greater China Fund

Shares		Value

Invesco Treasury Portfolio, Institutional Class, 4.30%(g)(h)	1,268,580	$1,268,580
Total Money Market Funds (Cost $3,171,439)		3,171,439
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.55% (Cost $94,229,388)		96,178,546
Investments Purchased with Cash Collateral from Securities on Loan–2.73%
Money Market Funds–2.73%
Invesco Private Government Fund, 4.36%(g)(h)(i)	738,637	738,637
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 4.59%(g)(h)(i)	1,899,187	$1,899,757
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,638,398)		2,638,394
TOTAL INVESTMENTS IN SECURITIES–102.28% (Cost $96,867,786)		98,816,940
OTHER ASSETS LESS LIABILITIES–(2.28)%		(2,198,978)
NET ASSETS–100.00%		$96,617,962
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Country of issuer and/or credit risk exposure listed in Common Stocks & Other Equity Interests has been determined to be China unless otherwise noted.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2023 was $6,868,593, which represented 7.11% of the Fund’s Net Assets.
(d)	Non-income producing security.
(e)	All or a portion of this security was out on loan at January 31, 2023.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$7,952,987	$(6,842,979)	$-	$-	$1,110,008	$5,353
Invesco Liquid Assets Portfolio, Institutional Class	31,663	5,680,705	(4,919,507)	(19)	9	792,851	3,974
Invesco Treasury Portfolio, Institutional Class	-	9,089,128	(7,820,548)	-	-	1,268,580	6,124
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	760,848	4,077,083	(4,099,294)	-	-	738,637	5,755*
Invesco Private Prime Fund	1,956,079	7,777,757	(7,834,460)	(16)	397	1,899,757	16,396*
Total	$2,748,590	$34,577,660	$(31,516,788)	$(35)	$406	$5,809,833	$37,602

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Greater China Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$5,013,198	$87,993,909	$0	$93,007,107
Money Market Funds	3,171,439	2,638,394	—	5,809,833
Total Investments	$8,184,637	$90,632,303	$0	$98,816,940
Invesco Greater China Fund